Consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment	£ 1,900	£ 1,871
Right of use assets	159	126
Intangible assets	25,745	25,613
Other investments	69	67
Deferred tax assets	285	289
Post-employment benefit assets	82	68
Derivative financial instruments	8	9
Other non-current assets	42	37
Total non-current assets	28,290	28,080
Current assets
Inventories	1,071	1,025
Trade and other receivables	2,289	2,058
Cash and cash equivalents	826	1,324
Derivative financial instruments	46	78
Current tax receivables	59	65
Total current assets	4,291	4,550
Total assets	32,581	32,630
Current liabilities
Short-term borrowings	(1,962)	(836)
Trade and other payables	(3,796)	(3,730)
Derivative financial instruments	(33)	(31)
Current tax payable	(265)	(267)
Short-term provisions	(188)	(69)
Total current liabilities	(6,244)	(4,933)
Non-current liabilities
Long-term borrowings	(6,290)	(7,773)
Deferred tax liabilities	(3,289)	(3,222)
Post-employment benefit obligations	(111)	(114)
Derivative financial instruments	(108)	(34)
Long-term provisions	(60)	(40)
Other non-current liabilities	(39)	(30)
Total non-current liabilities	(9,897)	(11,213)
Total liabilities	(16,141)	(16,146)
Net assets	16,440	16,484
Equity
Share capital	88	90
Other reserves	(11,395)	(11,512)
Retained earnings	27,687	27,847
Shareholders' equity	16,380	16,425
Non-controlling interests	60	59
Total equity	£ 16,440	£ 16,484